Allowance for Credit Losses	9 Months Ended
Sep. 30, 2021
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(7)	Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for credit losses.

Accounts Receivable

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases and container leaseback financing receivable. The allowance for credit losses included in accounts receivable, net, amounted to $1,389 and $2,663 as of September 30, 2021 and December 31, 2020, respectively.

As of September 30, 2021 and December 31, 2020, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases were included in accounts receivable, net, amounted to $596 and $735, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $696 and $1,333 as of September 30, 2021 and December 31, 2020, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $122 and $424 as of September 30, 2021 and December 31, 2020, respectively.

The Company evaluates its exposure by portfolio with similar risk characteristics based on the creditworthiness, external credit data and overall credit quality of its lessees. The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with a strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2021:

	Nine Months Ended September 30, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$759,221	$597,752	$106,715	$33,958	$6,948	$19,126	$1,523,720
Tier 2	64,108	38,231	34,813	19,272	17	5,656	162,097
Tier 3	7,586	2,484	6,169	583	—	312	17,134
Net investment in finance leases	$830,915	$638,467	$147,697	$53,813	$6,965	$25,094	$1,702,951

Tier 1	$12,239	$109,224	$204,299	$—	$—	$—	$325,762
Tier 2	5,583	—	30,450	—	—	—	36,033
Container leaseback financing receivable	$17,822	$109,224	$234,749	$—	$—	$—	$361,795